As filed with the Securities and Exchange Commission on November 26, 2024

Securities Act File No. 333-248085

Investment Company Act File No. 811-23603

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 14	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 15	☒

(Check appropriate box or boxes)

THE ALGER ETF TRUST

(a Massachusetts business trust)

(Exact Name of Registrant as Specified in Charter)

100 Pearl Street, 27th Floor

New York, New York 10004

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 212-806-8800

Copy to:

Tina Payne, Esq. Fred Alger Management, LLC 100 Pearl Street, 27th Floor New York, NY 10004	Nicole M. Runyan, Esq. Kirkland & Ellis LLP 601 Lexington Avenue
(Name and Address of Agent for Service)	New York, NY 10022

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b), or
☒	on December 20, 2024 pursuant to paragraph (b), or
☐	60 days after filing pursuant to paragraph (a)(1), or
☐	on (date) pursuant to paragraph (a)(1), or
☐	75 days after filing pursuant to paragraph (a)(2), or
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of beneficial interest, par value $0.001 per share.

This filing relates solely to: Alger Russell Innovation ETF

Explanatory Note

This Post-Effective Amendment No. 14 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 15 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of The Alger ETF Trust (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until December 20, 2024, the effectiveness of the registration statement for Alger Russell Innovation ETF, filed in Post-Effective Amendment No. 11 on September 13, 2024, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 14 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 11 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, The Alger ETF Trust (the “Registrant”) certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act and duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of the Registrant, to be signed on behalf of the Registrant by the undersigned, duly authorized, in the City of New York and the State of New York on November 26, 2024.

THE ALGER ETF TRUST

By:	/s/ Hal Liebes
Hal Liebes, President

ATTEST:	/s/ Tina Payne
Tina Payne, Secretary

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement on Form N-1A of the Registrant has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Hal Liebes	President	November 26, 2024
Hal Liebes	(Principal Executive Officer)

/s/ Michael D. Martins	Treasurer	November 26, 2024
Michael D. Martins	(Principal Financial Officer)

*	Trustee	November 26, 2024
Charles F. Baird

*	Trustee	November 26, 2024
Hilary M. Alger

*	Trustee	November 26, 2024
Jean Brownhill

*	Trustee	November 26, 2024
Susan L. Moffet

*	Trustee	November 26, 2024
Jay C. Nadel

*	Trustee	November 26, 2024
David Rosenberg

*	Trustee	November 26, 2024
Nathan E. Saint-Amand

*By:	/s/ Hal Liebes
Hal Liebes
Attorney-In-Fact